PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3:	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2013	2014

Government authorities	$34	$18
Hedging transaction assets	225	—
Prepaid expenses	1,466	1,793
Other current assets	358	267

	$2,083	$2,078